ACCOUNTS PAYABLE AND OTHER - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Revaluation of pension obligations	$ (11)	$ 308
Actuarial assumption of discount rates	5.00%	5.00%
Percentage increase in rate of compensation	2.00%	1.00%
Actuarial assumption of expected rates of investment	0.05	0.04